CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EXPENSES:
Voyage expenses	$ 596	$ 495	$ 508
Vessel operating expenses	4,396	4,655	4,816
OTHER INCOME/ (EXPENSES):
Interest and finance costs	8,262	6,501	5,867
Related Party [Member]
EXPENSES:
Voyage expenses	295	302	310
Vessel operating expenses	9	14	13
OTHER INCOME/ (EXPENSES):
Interest and finance costs	$ 224	$ 0	$ 0